CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Cash and cash equivalents	$ 2,084	$ 1,131
Accounts receivable, net of allowance of $1,263 and $0, as of March 31, 2024 and March 31, 2023, respectively	23,757	13,416
Prepaid expenses and other current assets, net of allowance of $1 and $0, as of March 31, 2024 and March 31, 2023, respectively	6,995	4,117
Deferred transaction costs		1,921
Total current assets	32,836	20,585
Property and equipment, net	3,579	3,125
Operating right-of-use assets	7,318	5,627
Deferred tax assets	1,933	1,237
Long-term investments, net of allowance of $126 and $0, as of March 31, 2024 and March 31, 2023, respectively	1,612	1,564
Other assets, net of allowance of $1 and $0, as of March 31, 2024 and March 31, 2023, respectively	2,129	2,259
Total assets	49,407	34,397
Current liabilities:
Accounts payable	6,616	2,474
Accrued compensation and related benefits, current	3,119	2,823
Operating lease liabilities, current	2,080	1,648
Short-term borrowings	6,778	1,376
Forward purchase agreement put option liability	10,244
Other current liabilities	9,288	4,201
Total current liabilities	38,125	12,522
Long term debt	1,440	969
Operating lease liabilities, noncurrent	5,615	4,261
Derivative warrant liabilities	1,367
Deferred tax liabilities	92	168
Other liabilities	3,948	3,008
Total liabilities	50,587	20,928
Commitments and contingencies (Note 17)
Redeemable noncontrolling interest	734
Shareholders’ equity (deficit)
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding
Common Stock, Value, Issued
Net shareholders’ investment and additional paid-in capital		7,221
Accumulated other comprehensive loss	(574)	(1,349)
(Accumulated deficit) retained earnings	(11,668)	6,318
Total Aeries Technology, Inc. shareholders’ deficit	(12,240)	12,190
Noncontrolling interest	10,326	1,279
Total shareholders’ equity (deficit)	(1,914)	13,469
Total liabilities, redeemable noncontrolling interest and shareholders’ equity (deficit)	49,407	34,397
Common Class A [Member]
Shareholders’ equity (deficit)
Common Stock, Value, Issued	2
Common Class V [Member]
Shareholders’ equity (deficit)
Common Stock, Value, Issued